Fair Value of Financial Instruments	12 Months Ended
Sep. 30, 2017
Fair Value of Financial Instruments
Fair Value of Financial Instruments

NOTE 3—FAIR VALUE OF FINANCIAL INSTRUMENTS

The valuation techniques required to determine fair value are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions. The two types of inputs create the following fair value hierarchy:

•	Level 1 - Quoted prices for identical instruments in active markets.
•

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3 - Significant inputs to the valuation model are unobservable.

The fair value of certain of our cash equivalents are based upon quoted prices for identical instruments in active markets. The fair value of our other cash equivalents and our available for sale marketable securities is based upon a discounted cash flow model and approximate cost. The marketable securities in the rabbi trust are carried at fair value, which is based upon quoted market prices for identical securities. Derivative financial instruments are measured at fair value, the material portions of which are based on active or inactive markets for identical or similar instruments or model-derived valuations whose inputs are observable. Where model-derived valuations are appropriate, we use the applicable credit spread as the discount rate. Credit risk related to derivative financial instruments is considered minimal and is managed by requiring high credit standards for counterparties and through periodic settlements of positions.

The fair value of contingent consideration liabilities to the sellers of businesses that we have acquired are revalued to their fair value each period and any increase or decrease is recorded into selling, general and administrative expense. Any changes in the assumed timing and amount of the probability of payment scenarios could impact the fair value.

The fair value of contingent consideration liabilities that are based upon revenue targets or gross margin targets are based upon a real option approach. The contingent consideration liabilities that are valued using this real option approach include the Deltenna contingent consideration, a portion of the TeraLogics contingent consideration, the DTECH contingent consideration, and the GATR contingent consideration. Under this real option approach, each payment was modeled using long digital options written on the underlying revenue or gross margin metric. The strike price for each option is the respective revenue or gross margin as specified in the related agreement, and the spot price is calibrated to the revenue or gross margin forecast by calculating the present value of the corresponding projected revenues or gross margins using a risk-adjusted discount rate. The volatility for the underlying revenue metrics was based upon analysis of comparable guideline public companies and the volatility factor used in the September 30, 2017 valuations was 40% for Deltenna, 15% for TeraLogics and 15% for GATR. The volatility factor used in the September 30, 2016 valuations was 17% for TeraLogics, 18% for DTECH and 17% for GATR. The risk-free rate was selected based on the quoted yields for U.S. Treasury securities with terms matching the earn-out payment period.

The fair value of the portion of the TeraLogics contingent consideration that is based on customer execution of contract extensions was estimated using a probability weighted approach. Subject to the terms and conditions of the TeraLogics purchase agreement, contingent consideration will be paid over a period commencing on the closing date and ending on December 21, 2018. The fair value of the contingent consideration was determined by applying probabilities of achieving the periodic payment to each period’s potential payment, and summing the present value of any future payments.

The fair value of the H4 Global contingent consideration was estimated using a probability weighted approach. Subject to the terms and conditions of the H4 Global purchase agreement, contingent consideration will be paid over a five year term that commenced on October 1, 2015 and ends on September 30, 2020. The payments will be calculated based on the award of certain contracts during the specified period. The fair value of the contingent consideration was determined by applying probabilities to different scenarios, and summing the present value of any future payments.

The inputs to each of the contingent consideration fair value models include significant unobservable inputs and therefore represent Level 3 measurements within the fair value hierarchy. Significant judgment is employed in determining the appropriateness of these assumptions as of the acquisition dates and each subsequent period. Accordingly, changes in the assumptions described above can materially impact the amount of contingent consideration expense we record in any period.

As of September 30, 2017, the following table summarizes the change in fair value of our Level 3 contingent consideration liability (in thousands):

	DTECH	H4	TeraLogics (Contract Extensions)	TeraLogics (Revenue Targets)	GATR	Deltenna	Total
Balance as of October 1, 2015	$7,507	$—	$—	$—	$—	$—	$7,507
Initial measurement recognized at acquisition	—	1,602	2,000	3,100	2,500	—	9,202
Cash paid to seller	(5,000)	—	(1,000)	—	—	—	(6,000)
Adjustment to the provisional acquisition date valuation	—	(616)	(100)	—	—	—	(716)
Total remeasurement (gain) loss recognized in earnings	(507)	(419)	500	1,000	700	—	1,274
Balance as of September 30, 2016	$2,000	$567	$1,400	$4,100	$3,200	$—	$11,267
Initial measurement recognized at acquisition	—	—	—	—	—	1,328	1,328
Cash paid to seller	—	—	(1,000)	(2,500)	—	—	(3,500)
Adjustment to the provisional acquisition date valuation	—	—	—	—	—	—	—
Total remeasurement (gain) loss recognized in earnings	(2,000)	24	400	850	(3,200)	48	(3,878)
Balance as of September 30, 2017	$—	$591	$800	$2,450	$—	$1,376	$5,217

The following table presents assets and liabilities measured and recorded at fair value on our balance sheets on a recurring basis (in thousands):

	September 30, 2017				September 30, 2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$8,501	$—	$—	$8,501	$57,455	$—	$—	$57,455
Marketable securities	—	—	—	—	—	12,996	—	12,996
Current derivative assets	—	2,591	—	2,591	—	14,770	—	14,770
Noncurrent derivative assets	—	1,128	—	1,128	—	1,201	—	1,201
Total assets measured at fair value	$8,501	$3,719	$—	$12,220	$57,455	$28,967	$—	$86,422
Liabilities
Current derivative liabilities	—	3,456	—	3,456	—	13,752	—	13,752
Noncurrent derivative liabilities	—	1,128	—	1,128	—	1,334	—	1,334
Contingent consideration to seller of Deltenna	—	—	1,376	1,376	—	—	—	—
Contingent consideration to seller of GATR	—	—	—	—	—	—	3,200	3,200
Contingent consideration to seller of TeraLogics - contract extensions	—	—	800	800	—	—	1,400	1,400
Contingent consideration to seller of TeraLogics - revenue targets	—	—	2,450	2,450	—	—	4,100	4,100
Contingent consideration to seller of H4 Global	—	—	591	591	—	—	567	567
Contingent consideration to seller of DTECH	—	—	—	—	—	—	2,000	2,000
Total liabilities measured at fair value	$—	$4,584	$5,217	$9,801	$—	$15,086	$11,267	$26,353

We carry certain financial instruments, including accounts receivable, short-term borrowings, accounts payable and accrued liabilities at cost, which we believe approximates fair value because of the short-term maturity of these instruments.

The fair value of long-term debt is calculated by discounting the value of the note based on market interest rates for similar debt instruments, which is a Level 2 technique. The following table presents the estimated fair value and carrying value of our long-term debt (in millions):

	September 30,	September 30,
	2017	2016
Fair value	$202.1	$210.0
Carrying value	$200.0	$201.0

We did not have any significant non-financial assets or liabilities measured at fair value on a non-recurring basis in 2017, 2016, or 2015 other than assets and liabilities acquired in business acquisitions.